Employee Benefits (Summary of Employee Benefit Plans Expenses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of defined benefit plans [line items]
Defined Benefit Plan Expenses	$ 210	$ 199	$ 761	$ 686
Principal Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	69	54	207	162
Net interest cost (income) on net defined benefit liability (asset)	(13)	(21)	(38)	(62)
Interest cost on asset limitation and minimum funding requirement	0	2	0	8
Past service cost	0	0	0	35,000
Defined benefit administrative expenses	3	3	8	7
Defined Benefit Plan Expenses	59	38	177	150
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	1	2	4	4
Net interest cost (income) on net defined benefit liability (asset)	5	5	13	15
Interest cost on asset limitation and minimum funding requirement	0	0	0	0
Past service cost	0	0	0	0
Defined benefit administrative expenses	0	0	0	0
Defined Benefit Plan Expenses	6	7	17	19
Other pension and post retirement benefit plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	4	4	14	12
Net interest cost (income) on net defined benefit liability (asset)	5	7	16	19
Interest cost on asset limitation and minimum funding requirement	1	0	1	2
Past service cost	1	0	1,000	0
Defined benefit administrative expenses	1	1	4	3
Defined Benefit Plan Expenses	$ 12	$ 12	$ 36	$ 36